Share-Based and Other Compensation Plans (Tables)	12 Months Ended
Dec. 31, 2016
Stock Options [Member]
Stock Option Activity

Stock Option activity during 2016 was as follows:

	Number of Stock Options (in thousands)	Weighted Average Exercise price	Weighted Average remaining contractual term (in years)	Aggregate intrinsic value (in millions)
Outstanding at January 1, 2016	1,163	$20.42
Granted	1,500	3.70
Modified—amended options(1)	923	3.77
Modified—original options(1)	(923)	22.80
Forfeited	(80)	3.77
Expired	(292)	9.22

Outstanding at December 31, 2016	2,291	$3.82	7.6	$—

Exercisable at December 31, 2016	1,473	$3.91	6.8	$—

(1)	During the year ended December 31, 2016, 0.5 million stock options under the 2008 Equity Plan and 0.4 million stock options under the 2013 Equity Plan were amended in order to modify the exercise price to $3.77 per option.

Anti-Dilution Option Grants [Member]
Stock Option Activity

Anti-Dilution Option activity during 2016 was as follows:

	Number of Stock Options (in thousands)	Weighted Average Exercise price	Weighted Average remaining contractual term (in years)	Aggregate intrinsic value (in millions)
Outstanding at January 1, 2016	2,016	$18.00
Modified—amended options(1)	700	4.16
Modified—original options(1)	(700)	18.00
Expired	(406)	18.00

Outstanding at December 31, 2016	1,610	$11.98	6.1	$—

Exercisable at December 31, 2016	1,610	$11.98	6.1	$—

(1)	During the year ended December 31, 2016, 0.7 million anti-dilution stock options under the 2008 Equity Plan were amended in order to modify the exercise price to $4.16 per option.

Time Based Restricted Stock Units RSU [Member]
Restricted Award Activity

Time-based RSUs activity during 2016 was as follows:

	Number of RSUs (in thousands)	Weighted Average grant date fair value	Weighted Average remaining contractual term (in years)	Aggregate intrinsic value (in millions)
Outstanding at January 1, 2016	2,880	$16.13
Granted	1,701	1.67
Vested	(814)	15.70
Forfeited	(173)	14.42

Outstanding at December 31, 2016	3,594	$9.52	1.4	$9.6

Performance Based Restricted Stock Units RSU [Member]
Restricted Award Activity

Performance-based RSUs activity during 2016 was as follows:

	Number of RSUs (in thousands)	Weighted Average grant date fair value	Weighted Average remaining contractual term (in years)	Aggregate intrinsic value (in millions)
Outstanding at January 1, 2016	1,195	$17.48
Granted	1,186	0.94
Cancelled	(461)	21.96
Forfeited	(91)	5.62

Outstanding at December 31, 2016	1,829	$6.22	1.6	$4.9